Trade and Other Receivables and Assets (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables and Assets
	December 31
	2022	2021
	€ in thousands
Current Assets - Trade and Other receivables:
Government authorities	3,752	1,602
Income receivable	1,062	3,794
Interest receivable	125	3
Advance tax payment	566	76
Trade receivable	420	598
Inventory	1,201	640
Intangible asset from green certificates	585	-
Derivatives (see Note 21)	273	639
Prepaid expenses and other	2,033	2,135
Current Maturities of loans given to an equity accounted investee	2,665	-
	12,682	9,487
Non-current Assets - Long term receivables:
Prepaid expenses associated with long term loans	8,417	4,787
Annual rent deposits	290	33
Loans to others	546	568
Other	17	-
	9,270	5,388